SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Common Stock Subject to Possible Redemption Reconciliation

At September 30, 2022 and December 31, 2021, the common stock subject to possible redemption reflected in the condensed balance sheets is reconciled in the following table:

Gross proceeds	$207,000,000
Less:
Proceeds allocated to Public Rights	(17,595,000)
Common stock issuance costs	(4,552,520)
Plus:
Accretion of carrying value to redemption value	24,217,520
Common stock subject to possible redemption as of December 31, 2021	209,070,000
Plus:
Remeasurement of carrying value to redemption value	704,341
Common stock subject to possible redemption as of September 30, 2022	$209,774,341

At December 31, 2021, the common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$207,000,000
Less:
Proceeds allocated to Public Rights	$(17,595,000)
Common stock issuance costs	$(4,552,520)
Plus:
Remeasurement of carrying value to redemption value	$24,217,520
Common stock subject to possible redemption, December 31, 2021	$209,070,000

Reconciliation of Net income (loss) per share of common stock

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except per share amounts):

	For the Three	For the Nine
	Months Ended	Months Ended
	September 30, 2022	September 30, 2022
	Common Stock	Common Stock
Basic and diluted net income (loss) per common stock
Numerator:
Net income (loss)	$326,264	$(1,470)
Denominator:
Basic and diluted weighted average shares outstanding	26,851,000	26,851,000

Basic and diluted net income (loss) per common stock	$0.01	$(0.00)

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

For The Period from
September 2, 2021
(Inception) Through
December 31, 2021
Common Stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss as adjusted	$(235,380)
Denominator:
Basic and diluted weighted average shares outstanding	9,182,858
Basic and diluted net loss per common share	$(0.03)